Investments (Tables)	12 Months Ended
Dec. 31, 2022
Investments [Abstract]
Net Realized and Unrealized Investment (Losses) Gains
The components of the net realized and unrealized investment (losses) gains for the years ended December 31, 2022, 2021 and 2020 were as follows (in thousands of U.S. dollars):

	2022	2021	2020
Net realized investment gains on fixed maturities and short-term investments	$859	$19,893	$24,828
Net realized investment gains on equities	461,041	78,501	21,538
Net realized investment gains (losses) on other invested assets	9,781	103,011	(30,436)
Net realized investment gains	$471,681	$201,405	$15,930
Change in net unrealized investment (losses) gains on fixed maturities and short-term investments	$(1,807,048)	$(558,466)	$219,946
Change in net unrealized investment (losses) gains on equities	(505,072)	198,780	167,456
Change in net unrealized investment (losses) gains on other invested assets	(123,694)	196,926	58,452
Net other realized and unrealized investment losses	(2,672)	(848)	(1,346)
Change in net unrealized investment (losses) gains	$(2,438,486)	$(163,608)	$444,508
Impairment loss on investments in real estate	$(2,209)	$—	$(6,119)
Net realized and unrealized investment (losses) gains	$(1,969,014)	$37,797	$454,319

Net investment income
The components of net investment income for the years ended December 31, 2022, 2021 and 2020 were as follows (in thousands of U.S. dollars):

	2022	2021	2020
Fixed maturities	$310,152	$301,391	$290,259
Short-term investments and cash and cash equivalents	17,477	4,860	12,000
Other invested assets	99,375	90,442	89,129
Equities	11,118	12,686	3,918
Funds held and other (1)	10,801	17,871	16,559
Investment expenses	(50,575)	(50,781)	(51,197)
Net investment income	$398,348	$376,469	$360,668

(1)The Company generally earns investment income on funds held by reinsured companies based upon a predetermined interest rate, either fixed contractually at the inception of the contract or based upon a recognized index. Interest rates ranged from 0.1% to 10.9%, 0.1% to 7.3% and 0.1% to 6.5% for the years ended December 31, 2022, 2021 and 2020, respectively.